Short-Term and Long-Term Borrowings - Schedule of Maturity Analysis of Long-Term Borrowings (Details)	Mar. 31, 2026 USD ($)	Mar. 31, 2026 CNY (¥)	Sep. 30, 2025 USD ($)
Schedule of Maturity Analysis of Long-Term Borrowings [Abstract]
2027	$ 1,960,608	¥ 13,524,274
2028	2,419,477	16,689,555
2029	4,217,246	29,090,563
2030	1,899,189	13,100,603
2031 and thereafter	5,176,864	35,710,005
Total	$ 15,673,384	¥ 108,115,000	$ 8,068,549